Benefit Plans, Change in Projected Benefit Obligation, Plan Assets and Funded Status Reconciliation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) h yr	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Change in plan assets and reconciliation of funded status [Roll Forward]
Company contributions	$ 0	$ 0
Retirement Plan [Member]
Defined benefit plan [Abstract]
Requisite minimum period of employment	1 year
Requisite minimum hours of service | h	1,000
Number of consecutive years in highest compensation preceding retirement | yr	5
Period preceding retirement considered in calculating benefits	10 years
Change in benefit obligation [Roll Forward]
Accumulated benefit obligation at beginning of year	$ 23,042	30,905
Interest cost	1,213	888	$ 856
Benefit payments and expected expenses	(1,741)	(1,823)
Net actuarial loss (gain)	645	(6,928)
Accumulated benefit obligation at end of year	23,159	23,042	30,905
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair Value of plan assets at beginning of year	52,673	63,066
Actual gain (loss) on plan assets	8,747	(8,532)
Benefit payments and actual expenses	(1,779)	(1,861)
Fair value of plan assets at end of year	59,641	52,673	63,066
Funded status at end of year	36,482	29,631
Postretirement Benefits [Member]
Change in benefit obligation [Roll Forward]
Accumulated benefit obligation at beginning of year	4,893	7,016
Interest cost	271	207	190
Net actuarial loss (gain)	527	(2,276)
Accumulated benefit obligation at end of year	5,628	4,893	7,016
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair Value of plan assets at beginning of year	28,988	33,344
Actual gain (loss) on plan assets	4,260	(4,341)
Company contributions	50	57
Benefits paid and actual expenses	(74)	(72)
Fair value of plan assets at end of year	33,224	28,988	$ 33,344
Funded status at end of year	$ 27,596	$ 24,095